Consolidated Statements of Income and Comprehensive Income (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Interest income:
Loans	$ 46,855	$ 24,514
Other	2,706	206
Interest income	49,561	24,720
Interest expense:
Deposits and other	23,841	6,469
Subordinated notes	1,446	1,366
Interest expense	25,287	7,835
Net interest income	24,274	16,885
Non-interest income	1,644	1,381
Total revenue	25,918	18,266
Provision for credit losses (note 5)	385	2
Revenue less provision for credit loss	25,533	18,264
Non-interest expenses:
Salaries and benefits	8,257	6,083
General and administrative	3,126	3,624
Premises and equipment	952	929
Noninterest expense	12,335	10,636
Income before income taxes	13,198	7,628
Income tax provision (note 10)	3,781	2,062
Net income	9,417	5,566
Other comprehensive income (loss):
Item that may subsequently be reclassified to net income: Foreign exchange gain (loss) on translation of foreign operations	(27)	17
Comprehensive income	$ 9,390	$ 5,583
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.34	$ 0.19
Weighted average number of common shares outstanding (in shares)	27,025,317	27,441,082